Document And Entity Information	Nov. 10, 2026
Cover [Abstract]
Document Type	8-K
Amendment Flag	false
Document Period End Date	Nov. 10, 2026
Entity Registrant Name	Acrivon Therapeutics, Inc.
Entity Central Index Key	0001781174
Entity Emerging Growth Company	true
Entity File Number	001-41551
Entity Incorporation, State or Country Code	DE
Entity Tax Identification Number	82-5125532
Entity Address, Address Line One	480 Arsenal Way
Entity Address, Address Line Two	Suite 100
Entity Address, City or Town	Watertown
Entity Address, State or Province	MA
Entity Address, Postal Zip Code	02472
City Area Code	(617)
Local Phone Number	207-8979
Written Communications	false
Soliciting Material	false
Pre-commencement Tender Offer	false
Pre-commencement Issuer Tender Offer	false
Entity Ex Transition Period	false
Title of 12(b) Security	Common Stock, par value $0.001 per share
Trading Symbol	ACRV
Security Exchange Name	NASDAQ